UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
May 31, 2023
Annual
Report
Fund Name Class A Class C Class I
Nuveen Georgia Municipal Bond Fund FGATX FGCCX FGARX
Nuveen Louisiana Municipal Bond Fund FTLAX FAFLX FTLRX
Nuveen North Carolina Municipal Bond Fund FLNCX FDCCX FCNRX

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 9
About the Funds’ Benchmarks 10
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 11
Yields 21
Expense Examples 22
Report of Independent Registered Public Accounting Firm 24
Portfolios of Investments 25
Statement of Assets and Liabilities 47
Statement of Operations 48
Statement of Changes in Net Assets 49
Financial Highlights 51
Notes to Financial Statements 57
Important Tax Information 68
Additional Fund Information 69
Glossary of Terms Used in this Report 70
Liquidity Risk Management Program 72
Annual Investment Management Agreement Approval Process 73
Trustees and Officers 80

Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks since 2022 to contain inflation have begun to take effect. From March 2022 to May
2023, the Fed raised the target fed funds rate by 5.00% to a range of 5.00% to 5.25%, then left the rate unchanged in June 2023, marking the fastest interest rate hiking cycle in its history.
Inflation rates in the U.S. and across most of the world have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S. gross domestic product grew 2.1% in 2022 overall compared to 2021 and expanded at a moderate pace of 2.0% in the first quarter of 2023. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, although the collapse of three regional U.S. banks (Silicon Valley Bank, Signature Bank and First Republic Bank) and
major European bank Credit Suisse in March 2023 is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the most recent meeting in June 2023 to assess the effects of monetary policy so far on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. Additionally, market concerns surrounding the U.S. debt ceiling faded after the government agreed in June
2023 to suspend the nation’s borrowing limit until January 2025, averting a near-term default scenario. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
July 21, 2023

Important Notices
For Shareholders of
Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Funds included within this shareholder report will be for the reporting period ended May 31, 2024.

Portfolio Managers’
Comments

Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers include Daniel J. Close, CFA, for the Nuveen Georgia Municipal Bond Fund and
Nuveen North Carolina Municipal Bond Fund and Steven M. Hlavin for the Nuveen Louisiana Municipal Bond Fund.
Here the Funds’ portfolio managers review U.S. economic and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended May 31, 2023. For more information on the Funds’
investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and the municipal bond market during the twelve-month annual reporting period ended May 31, 2023?
U.S. economic growth continued to moderate amid high inflation and tightening financial conditions during the twelve-month period ended May 31, 2023. In the first quarter of 2023, the economy expanded at an annualized rate of 2%, according to the
U.S. Bureau of Economic Analysis, compared to 2.1% in 2022 overall. At the start of the reporting period, inflation rose sharply because of supply chain disruptions and high food and energy prices related to the pandemic, the Russia-Ukraine war and China’s zero-COVID restrictions (eventually lifted in December 2022). Inflation during the reporting period reached its peak level in the U.S.
in June 2022. Since then, price pressures have eased given normalization in supply chains, falling energy prices and aggressive measures by the U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies. Nevertheless, inflation levels remained much higher than central banks’ target levels.
The Fed raised its target fed funds rate eight times during the reporting period, bringing it to a range of 5.00% to 5.25% as of May
2023. At the June 2023 meeting (subsequent to the close of this reporting period), the Fed opted to leave rates unchanged. One of the Fed’s rate increases occurred in March 2023, a decision that was closely watched because of the failure of Silicon Valley Bank and
Signature Bank during the same month and uncertainty around the economic impact of these failures. Additionally, in March 2023,
Swiss bank UBS agreed to buy Credit Suisse, which was considered to be vulnerable in the current environment. For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets. In addition, it contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and
U.S. domestic companies with overseas earnings. Global currency and bond markets were further roiled in September 2022 by an unpopular fiscal spending proposal in the U.K. but recovered after the plans were abandoned.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic. As of May 2023, the unemployment rate remained near its pre-pandemic low of 3.7%, although monthly job growth appeared to be slowing. The strong labor market and wage gains helped provide a measure of resilience to the
U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
The broad municipal bond market was impacted by interest rate volatility and economic uncertainty during the reporting period.
Municipal yields rose across the maturity spectrum, but the move was uneven. The greatest increase in yields was at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening to combat persistently high inflation. Yields at the long end of the municipal curve also rose significantly, but intermediate and intermediate-long maturities saw relatively smaller yield increases. Overall, shorter maturities generally outperformed longer maturities during the reporting period. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds, particularly in the first half of the reporting period. Fund flows have stabilized and began to improve in 2023. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, although there was some widening as the market sell-off continued.

Portfolio Managers’ Comments
(continued)

What were the economic and market environments in Georgia, Louisiana and North Carolina during the twelve-month reporting period ended May 31, 2023?
Beginning in 2014, Georgia experienced several years of economic growth, outpacing the nation. However, Georgia’s economic growth slowed in 2020 because of the pandemic and has trended in line with U.S. GDP for the last two years. As of May 2023, the state’s unemployment rate was 3.2%, compared to the national unemployment rate of 3.7%. The state’s general fund revenue increased 22.2% in fiscal year 2022 (July 1, 2021, to June 30, 2022), which was higher than the 19.2% revenue increase in fiscal year
2021. During fiscal year 2022, the state set a record for overall collections, including records for all major tax types, and reported a general fund surplus over $6 billion. As of May 2023, Georgia’s general obligation debt remained rated Aaa/AAA/AAA with stable outlooks from Moody’s, S&P and Fitch, respectively. Georgia municipal bond new issuance totaled $9.5 billion for the twelve-month period ended May 31, 2023, a 17.6% decrease from the same period a year earlier.
Since 2020, Louisiana’s economic profile has been improved by soaring oil prices and a quicker-than-expected reopening following the COVID-19 crisis. As of May 2023, Louisiana’s unemployment rate was 3.6% compared to the national rate of 3.7%. Per capita income has been steadily below the national average, and the state remains vulnerable to costly natural hazards including extreme weather events, sea level rise and coastal erosion. Conservative budgeting practices have led to modest surpluses since fiscal year
2018 (July 1, 2017, to June 30, 2018), and the state has been able to add to its rainy day fund. The state generated a sizable $727 million surplus in fiscal year 2022 (July 1, 2021, to June 30, 2022). Louisiana’s general obligation debt is rated AA-/Aa2 with stable outlooks by S&P and Moody’s, respectively. Louisiana municipal bond new issuance totaled $4.4 billion for the twelve-month period ending May 31, 2023, a 45.6% decline from the same period a year earlier.
North Carolina’s nominal economic growth has outpaced the nation for much of the last decade, including during 2022. As of May
2023, the state’s unemployment rate of 3.4% was below the national average of 3.7%. The state reported a general fund surplus as a result of strong financial performance in fiscal year 2022 (July 1, 2021, to June 30, 2022), driven by increased tax revenues across all categories. The general fund balance increased by 54.1% from the prior year to $18.4 billion, or 27.5% of fiscal year 2022 revenue.
Fiscal year 2023 operating results through May show another general fund surplus is likely as revenues were 100.6% of the full-year budget, while appropriation expenditures were 83.7% of the budget. As of May 2023, Moody’s, S&P and Fitch maintain ratings on
North Carolina general obligation debt at Aaa/AAA/AAA with stable outlooks. North Carolina municipal bond new issuance totaled
$4.0 billion for the twelve-month period ended May 31, 2023, a 34.1% decrease from the same period a year earlier.
Nuveen Georgia Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Georgia state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields and reinvesting in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. In addition, the portfolio management team focused on buying higher-
coupon, longer-maturity bonds.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Georgia Municipal Bond Fund underperformed the S&P Municipal Bond Georgia Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Georgia Index.
The primary detractor from the Fund’s relative performance was its overweight to longer-duration bonds and underweight to shorter-
duration bonds. With the Fed rapidly raising short-term interest rates during the reporting period, the Fund’s duration positioning made it more sensitive to rising interest rates and detracted. The Fund’s credit quality positioning also detracted, particularly an overweight to BBB rated bonds. In the challenging fixed income market environment prevalent during the reporting period, lower rated credit generally underperformed their higher rated counterparts.
Partially offsetting the Fund’s underperformance was favorable security selection, particularly a position in the bonds of Oconee
Regional Medical Center. These distressed bonds in Georgia experienced a better-than-expected recovery and favorable price performance during the reporting period. In addition, sector allocation particularly an underweight in the health care sector, contributed to the Fund’s relative performance.

Nuveen Louisiana Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Louisiana state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields and reinvesting in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. The portfolio management team also reinvested proceeds from bond calls and maturities into higher-yielding bonds in support of the Fund’s income.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Louisiana Municipal Bond Fund underperformed the S&P Municipal Bond Louisiana Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Louisiana Index.
During the reporting period, the Fund’s underperformance was primarily driven by its overweight to lower rated bonds, particularly
BB rated bonds. In the challenging fixed income market environment during the reporting period, lower rated credit generally underperformed their higher rated counterparts. Additional detractors included the Fund’s underweight to general obligation bonds, which outperformed, and overweight to the hospital bond sector, which underperformed.
The Fund’s underperformance was partially offset by an equity holding in Energy Harbor. The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-
carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of
Vistra. In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.
For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
Nuveen North Carolina Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, North Carolina state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields and reinvesting in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. In addition, the portfolio management team focused on buying higher-
coupon, longer-maturity bonds, which were seen as providing relative value.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen North Carolina Municipal Bond Fund underperformed the S&P Municipal Bond North Carolina
Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond North Carolina Index.
The Fund’s underperformance was primarily driven by security selection. Another notable detractor was credit quality positioning, particularly an overweight to non-rated debt, as lower-rated securities lagged their higher-rated counterparts during the reporting period. Additionally, the Fund’s exposure to transportation bonds hindered relative performance.

Portfolio Managers’ Comments
(continued)

Partially offsetting the Fund’s underperformance was duration positioning, with an overweight to longer-dated bonds adding value.
The Fund’s underweights to the tax-supported and health care sectors also contributed to relative performance.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.

About the Funds’ Benchmarks
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
S&P Municipal Bond Georgia Index:
An index designed to measure the performance of the tax-exempt Georgia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Louisiana Index
: An index designed to measure the performance of the tax-exempt Louisiana municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond North Carolina Index
: An index designed to measure the performance of the tax-exempt North Carolina municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Georgia Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Georgia Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 3/27/86 (1.58)% 0.59% 1.41% 0.83%
Class A at maximum Offering Price 3/27/86 (5.71)% (0.27)% 0.97% –
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Georgia Index — 0.29% 1.39% 2.01% —
Lipper Other States Municipal Debt Funds Classification Average — (0.98)% 0.79% 1.47% —
Class I 2/14/97 (1.29)% 0.80% 1.61% 0.63%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (2.39)% (0.23)% 0.89% 1.63%
Class C at maximum Offering Price 2/10/14 (2.39)% (0.23)% 0.89% –
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2023
 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
May 31, 2023
Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99.0%
Other Assets & Liabilities, Net 1.0%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Georgia 98.0%
Puerto Rico 2.0%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 31.9%
Tax Obligation/General 18.2%
Transportation 11.4%
Tax Obligation/Limited 10.0%
U.S. Guaranteed 9.6%
Health Care 8.8%
Education and Civic
Organizations 7.5%
Consumer Discretionary 2.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 7.2%
AAA 10.6%
AA 47.9%
A 24.2%
BBB 8.1%
N/R (not rated) 2.0%
Total 100%
1
The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Georgia personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Louisiana Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Louisiana Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 9/12/89 (0.53)% 1.59% 2.41% 0.79%
Class A at maximum Offering Price 9/12/89 (4.70)% 0.73% 1.97% –
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Louisiana Index — 0.46% 1.99% 2.52% —
Lipper Other States Municipal Debt Funds Classification Average — (0.98)% 0.79% 1.47% —
Class I 2/25/97 (0.39)% 1.79% 2.62% 0.59%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.32)% 0.77% 2.07% 1.59%
Class C at maximum Offering Price 2/10/14 (1.32)% 0.77% 2.07% –
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries May 31, 2023
(continued)
Growth of an Assumed $10,000 Investment as of May 31, 2023
 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 93.9%
Common Stocks 4.0%
Other Assets & Liabilities, Net 2.1%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.3%
AAA 2.0%
AA 28.1%
A 36.8%
BBB 10.8%
BB or Lower 2.3%
N/R (not rated) 10.6%
N/A (not applicable) 4.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Education and Civic
Organizations 27.9%
Health Care 14.3%
Transportation 10.4%
Tax Obligation/Limited 9.7%
Utilities 9.3%
Tax Obligation/General 8.2%
U.S. Guaranteed 5.3%
Other 10.8%
Common Stocks 4.1%
Total 100%
States and Territories
1
(% of total municipal bonds)
Louisiana 93.0%
Ohio 1.5%
New York 1.1%
Guam 0.9%
Puerto Rico 0.8%
Colorado 0.6%
Virginia 0.5%
Iowa 0.4%
Missouri 0.4%
Illinois 0.3%
Virgin Islands 0.2%
Wisconsin 0.1%
Minnesota 0.1%
New Jersey 0.1%
Pennsylvania 0.0%
Total 100%
1
The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Louisiana personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen North Carolina Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond North Carolina Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 3/27/86 (1.06)% 0.66% 1.58% 0.77%
Class A at maximum Offering Price 3/27/86 (5.22)% (0.20)% 1.15% –
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond North Carolina Index — 0.11% 1.35% 1.88% —
Lipper Other States Municipal Debt Funds Classification Average — (0.98)% 0.79% 1.47% —
Class I 2/05/97 (0.91)% 0.86% 1.78% 0.57%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.92)% (0.13)% 1.14% 1.57%
Class C at maximum Offering Price 2/10/14 (1.92)% (0.13)% 1.14% –
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2023
 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
May 31, 2023 (continued)
Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 97.8%
Other Assets & Liabilities, Net 2.2%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
North Carolina 96.8%
Puerto Rico 3.2%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 21.1%
Transportation 19.5%
Utilities 18.7%
Education and Civic
Organizations 15.5%
Health Care 10.0%
Tax Obligation/General 9.4%
U.S. Guaranteed 4.2%
Other 1.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.6%
AAA 17.9%
AA 60.4%
A 7.3%
BBB 6.7%
N/R (not rated) 4.1%
Total 100%
1
The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from North
Carolina personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of May 31, 2023

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Georgia Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.74% 2.06% 3.05%
SEC 30-Day Yield 2.95% 2.29% 3.28%
Taxable-Equivalent Yield (46.6%)
2
5.52% 4.29% 6.14%
Nuveen Louisiana Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.70% 2.03% 3.05%
SEC 30-Day Yield 3.28% 2.61% 3.62%
Taxable-Equivalent Yield (45.1%)
2
5.92% 4.71% 6.54%
Nuveen North Carolina Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.37% 1.69% 2.71%
SEC 30-Day Yield 2.71% 2.04% 3.03%
Taxable-Equivalent Yield (45.6%)
2
4.98% 3.75% 5.57%
1
The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2
The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended May 31, 2023.
The beginning of the period is December 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Georgia Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,012.27 $1,008.24 $1,014.29
Expenses Incurred During the Period $4.26 $8.21 $3.26
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,016.50 $1,006.98 $1,018.30
Expenses Incurred During the Period $4.28 $8.25 $3.28
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.85%, 1.64% and 0.65% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Louisiana Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,014.81 $1,010.90 $1,015.94
Expenses Incurred During the Period $4.07 $8.07 $3.07
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,016.75 $1,007.68 $1,019.15
Expenses Incurred During the Period $4.08 $8.10 $3.07
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61% and 0.61% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Nuveen North Carolina Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,014.60 $1,009.74 $1,015.76
Expenses Incurred During the Period $3.97 $7.97 $2.97
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.99 $1,017.00 $1,021.99
Expenses Incurred During the Period $3.98 $8.00 $2.98
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Multistate Trust III and Shareholders of Nuveen Georgia
Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and Nuveen North Carolina
Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and Nuveen North Carolina Municipal
Bond Fund (three of the funds constituting Nuveen Multistate Trust III, hereafter collectively referred to as the "Funds")
as of May 31, 2023, the related statements of operations for the year ended May 31, 2023, the statements of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2023 and each of the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 26, 2023
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.0%
X 179,215,479 MUNICIPAL BONDS - 99.0%
X 179,215,479
Consumer Discretionary - 2.5%
Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First
Tier Series 2021A:
$ 3,000 4.000%, 1/01/36 1/31 at 100.00 BBB- $ 2,769,870
2,200 4.000%, 1/01/54 1/31 at 100.00 BBB- 1,780,966
Total Consumer Discretionary 4,550,836
Education and Civic Organizations - 7.5%
1,000 Fulton County Development Authority, Georgia, General Revenue Bonds,
Spelman College, Refunding Series 2015, 5.000%, 6/01/32
6/25 at 100.00 A1 1,022,800
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%,
3/15/36
3/26 at 100.00 A2 2,061,380
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 A2 2,100,680
2,750 Gwinnett County Development Authority,  Georgia, Revenue Bonds,
Georgia Gwinnett College Student Housing Project, Refunding Series
2017B, 5.000%, 7/01/40
7/27 at 100.00 A+ 2,836,350
4,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 4,082,560
605 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2012B, 5.000%, 10/01/24
No Opt. Call A3 615,739
830 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 A3 754,030
Total Education and Civic Organizations 13,473,539
Health Care - 8.7%
5,590 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 AA+ 5,362,543
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 A+ 501,160
715 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%,
4/01/50
4/30 at 100.00 A+ 735,935
2,355 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,370,755
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM
Insured
7/29 at 100.00 AA 2,338,450
2,000 Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A, 5.000%, 4/01/42
4/32 at 100.00 A+ 2,094,440
2,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A,
4.000%, 7/01/43
7/29 at 100.00 A2 2,396,375
Total Health Care 15,799,658
Tax Obligation/General - 18.1%
Atlanta, Georgia, General Obligation Bonds, Public
Improvement Social Series 2022A-1:
2,000 5.000%, 12/01/39 12/32 at 100.00 Aa1 2,263,740
2,845 5.000%, 12/01/41 12/32 at 100.00 Aa1 3,194,963
500 Bleckley County School District, Georgia, General Obligation Bonds,
Series 2020, 5.000%, 10/01/42
10/30 at 100.00 Aa1 543,065
1,880 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 AA 1,776,920

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%,
7/01/41
7/25 at 100.00 AA $ 2,027,960
2,000 Carrollton Independent School System, Carroll County, Georgia, General
Obligation Bonds, Series 2015, 5.000%, 4/01/32
4/26 at 100.00 AA+ 2,099,880
825 Cherokee County School System, Georgia, General Obligation Bonds,
Series 2017, 5.000%, 2/01/28
2/27 at 100.00 AA+ 884,606
850 Coweta County Public Facilities Authority, Georgia, Revenue Bonds,
Coweta County Project, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 Aa1 946,424
1,815 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 A1 1,685,246
1,100 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/34 - AGM Insured
2/27 at 100.00 AA 1,176,747
800 Effingham County School District, Georgia, General Obligation Bonds,
Series 2022, 4.000%, 9/01/47
9/32 at 100.00 Aa1 783,112
5,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 AA 5,204,350
Georgia State Road and Tollway Authority, Guaranteed
Revenue Bonds, Managed Lane System, Series 2021A:
1,120 4.000%, 7/15/37 7/31 at 100.00 AAA 1,162,313
2,380 4.000%, 7/15/38 7/31 at 100.00 AAA 2,460,111
2,000 Gwinnett County School District, Georgia, General Obligation Bonds,
Series 2019, 5.000%, 2/01/41
2/29 at 100.00 AAA 2,157,240
240 Jackson County School District, Georgia, General Obligation Bonds,
School Series 2019, 5.000%, 3/01/32
3/29 at 100.00 AA+ 267,312
1,360 Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville
Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32
10/28 at 100.00 AA 1,409,708
500 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35
10/29 at 100.00 AA- 555,160
2,000 Vidalia School District, Toombs County, Georgia, General Obligation
Bonds, Series 2016, 5.000%, 8/01/37
2/26 at 100.00 Aa1 2,073,780
Total Tax Obligation/General 32,672,637
Tax Obligation/Limited - 9.8%
1,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44
7/25 at 100.00 A2 1,520,475
2,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 A1 2,546,925
425 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call A3 434,023
1,055 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D,
5.000%, 1/01/30
1/27 at 100.00 A2 1,106,315
595 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/34
7/23 at 100.00 A 595,589
145 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call Baa2 150,269
125 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call AA- 130,029
1,715 Downtown Smyrna Development Authority, Georgia, General Obligation
Bonds, Series 2005, 5.250%, 2/01/28 2021 579872
No Opt. Call AAA 1,823,405
1,671 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call AAA 1,743,989
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales
Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000 5.000%, 7/01/41 7/26 at 100.00 AAA 2,079,200
2,000 5.000%, 7/01/42 7/26 at 100.00 AAA 2,076,180
3,585 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 3,593,927
Total Tax Obligation/Limited 17,800,326

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 11.3%
$ 2,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A, 5.000%,
7/01/47
7/32 at 100.00 Aa3 $ 2,168,660
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
2,425 5.000%, 1/01/32 1/24 at 100.00 AA- 2,445,831
2,000 5.000%, 1/01/33 1/24 at 100.00 AA- 2,017,020
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/38,
(AMT)
7/29 at 100.00 AA- 1,949,200
Augusta, Georgia, Airport Revenue Bonds, Refunding
General Series 2015A:
160 5.000%, 1/01/32 1/25 at 100.00 BBB+ 162,749
170 5.000%, 1/01/33 1/25 at 100.00 BBB+ 172,887
100 5.000%, 1/01/34 1/25 at 100.00 BBB+ 101,665
150 5.000%, 1/01/35 1/25 at 100.00 BBB+ 152,491
Georgia Ports Authority, Revenue Bonds, Series 2021:
4,875 4.000%, 7/01/46 7/31 at 100.00 AA 4,770,870
2,000 4.000%, 7/01/51 7/31 at 100.00 AA 1,952,960
4,200 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.000%, 7/01/47 7/32 at 100.00 AA 4,577,664
Total Transportation 20,471,997
U.S. Guaranteed - 9.5% (4)
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
7,150 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 Aa2 7,402,180
500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2014A, 5.000%, 5/01/31, (Pre-refunded 5/01/24)
5/24 at 100.00 AA+ 507,670
1,980 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA 2,052,607
1,000 Habersham County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Series 2014B, 5.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 100.00 Aa3 1,010,240
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 A2 2,027,660
4,000 Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy
Springs City Center Project, Series 2015, 5.000%, 5/01/47, (Pre-refunded
5/01/26)
5/26 at 100.00 AAA 4,224,360
Total U.S. Guaranteed 17,224,717
Utilities - 31.6%
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
500 5.000%, 11/01/40 5/25 at 100.00 Aa2 511,565
1,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2017A, 5.000%, 11/01/37
11/27 at 100.00 Aa2 1,062,460
1,635 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018A, 5.000%, 11/01/41
11/27 at 100.00 Aa2 1,723,584
Bainbridge, Georgia, Combined Utilities Revenue Bonds,
Series 2021:
1,000 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 AA 938,330
1,170 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 AA 1,101,239
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,119,300
2,010 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,799,834
2,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018,
5.000%, 6/01/48
6/28 at 100.00 AA- 2,098,000
625 Cherokee County Water and Sewerage Authority, Georgia, Water and
Sewerage Revenue Bonds, Series 2023, 5.000%, 8/01/33
No Opt. Call Aa1 743,294

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,900 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/31
3/27 at 100.00 A2 $ 1,986,355
1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
3/01/41
3/30 at 100.00 A2 967,970
1,150 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2006B, 5.250%, 10/01/32 - AGM Insured
10/26 at 100.00 AAA 1,225,854
4,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series Series 2022, 5.000%, 10/01/52
10/32 at 100.00 Aa3 4,342,440
605 Etowah Water and Sewer Authority, Georgia, Revenue Bonds, Series 2019,
5.000%, 3/01/31 - BAM Insured
3/29 at 100.00 AA 669,136
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
7/23 at 100.00 AA 1,001,310
2,000 Georgia Municipal Electric Authority, General Power Revenue Bonds,
Series 2012GG, 5.000%, 1/01/43
6/23 at 100.00 A1 1,999,960
1,500 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 A 1,517,445
3,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2019B, 5.000%, 1/01/48
7/28 at 100.00 BBB+ 3,005,100
Jackson County Water and Sewerage Authority, Georgia,
Revenue Bonds, Series 2021:
500 4.000%, 9/01/38 - BAM Insured 9/31 at 100.00 AA 502,795
500 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 AA 500,370
320 Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series
2020B, 4.000%, 10/01/39
10/30 at 100.00 Aa1 323,514
Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A:
360 5.500%, 9/15/23 No Opt. Call A+ 360,832
2,630 5.500%, 9/15/27 No Opt. Call A+ 2,738,251
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 A 2,722,418
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 1,528,950
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48,
(Mandatory Put 9/01/23)
6/23 at 100.31 Aa1 2,000,980
3,500 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 AA 3,306,625
1,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/51
1/30 at 100.00 A 902,390
905 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A, 5.000%, 1/01/56
1/30 at 100.00 BBB+ 880,999
3,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call A2 2,480,905
Municipal Electric Authority of Georgia, Project One
Revenue Bonds, Subordinate Lien Series 2020A:
2,000 5.000%, 1/01/45 1/31 at 100.00 A2 2,068,940
2,500 5.000%, 1/01/50 1/31 at 100.00 A2 2,555,850
2,405 5.000%, 1/01/59 7/28 at 100.00 BBB+ 2,335,303
500 Rockdale County, Georgia, Water and Sewerage Revenue Bonds, Series
2020, 5.000%, 7/01/31
7/30 at 100.00 Aa2 570,935
1,500 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019,
4.000%, 4/01/44
4/29 at 100.00 AA 1,477,995
1,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31
1/24 at 100.00 AA 1,010,070
1,045 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Walton?Hard Labor Creek Reservoir Water Treatment Facility Project,
Series 2022, 5.000%, 2/01/53
8/32 at 100.00 AA+ 1,140,471
Total Utilities 57,221,769
Total Long-Term Investments (cost $183,231,358) 179,215,479
Other Assets & Liabilities, Net - 1.0% 1,850,363
Net Assets - 100% $ 181,065,842

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.9%
X 198,705,952 MUNICIPAL BONDS - 93.9%
X 198,705,952
Consumer Staples - 3.0%
$ 2,770 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 2,045,340
620 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
6/23 at 100.00 N/R 592,546
315 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 291,785
2,170 Tobacco Settlement Financing Corporation, Louisiana, Tobacco
Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%,
5/15/35
6/23 at 100.00 A- 2,186,188
185 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 185,892
1,160 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,074,299
Total Consumer Staples 6,376,050
Education and Civic Organizations - 27.4%
1,025 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.500%, 6/15/38, 144A
6/28 at 100.00 N/R 1,016,697
815 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%,
10/01/27 - AGM Insured
7/23 at 100.00 AA 815,905
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Athletic Facilities
Project, Refunding Series 2021:
500 4.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA 483,780
720 4.000%, 10/01/42 - AGM Insured 10/30 at 100.00 AA 691,942
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Housing & Parking Project, Series 2018, 5.000%,
10/01/48 - AGM Insured
10/27 at 100.00 AA 3,051,060
1,030 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Union/University Facilities Project, Series 2021,
4.000%, 10/01/39 - AGM Insured
10/30 at 100.00 AA 1,042,133
750 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun
Facilities, Inc.- Lewis Street Parking Garage Project, Refunding Series
2021, 4.000%, 10/01/42 - AGM Insured
10/30 at 100.00 AA 720,773
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing & Recreational Facilities/Innovative Student Facilities
Inc. Project, Refunding Series 2015, 5.000%, 10/01/34 - AGM Insured
10/25 at 100.00 AA 1,023,480
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing/Innovative Student Facilities Inc. Project, Refunding
Series 2013, 5.000%, 7/01/33
7/23 at 100.00 A3 2,002,020

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
McNeese State University Student Parking - Cowboy
Facilities, Inc. Project, Refunding Series 2021:
$ 500 3.000%, 3/01/33 3/31 at 100.00 A3 $ 457,215
1,200 3.000%, 3/01/37 3/31 at 100.00 A3 1,001,256
1,270 3.000%, 3/01/39 3/31 at 100.00 A3 1,016,775
1,000 3.000%, 3/01/42 3/31 at 100.00 A3 767,880
2,385 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Nicholls State University
Student Recreation Center/NSU Facilities Corporation Project,
Refunding Series 2021, 4.000%, 10/01/38
10/30 at 100.00 BBB 2,145,999
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.-
Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 -
AGM Insured
10/27 at 100.00 AA 2,062,140
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Southeastern Louisiana
University student Housing/University Facilities Project, Series 2017,
5.000%, 8/01/42 - AGM Insured
8/27 at 100.00 AA 1,583,460
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series
2017:
200 5.000%, 7/01/42 7/27 at 100.00 A 204,060
1,500 5.000%, 7/01/47 7/27 at 100.00 A 1,522,680
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series
2019A:
2,365 4.000%, 7/01/54 7/29 at 100.00 A 2,038,583
4,510 5.000%, 7/01/59 7/29 at 100.00 A 4,554,784
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A:
1,500 5.000%, 7/01/46 7/26 at 100.00 A 1,518,510
6,300 5.000%, 7/01/56 7/26 at 100.00 A 6,335,595
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Jefferson Rise Charter School Project, Series
2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 N/R 472,600
540 6.375%, 6/01/62, 144A 6/31 at 100.00 N/R 505,256
1,300 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A
6/27 at 100.00 N/R 1,204,021
270 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62, 144A
6/31 at 100.00 N/R 263,650
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Loyola University of New Orleans Project,
Refunding Series 2021:
1,275 4.000%, 10/01/40 10/31 at 100.00 Baa1 1,180,739
20 4.000%, 10/01/41 10/31 at 100.00 Baa1 18,364
3,350 4.000%, 10/01/51 10/31 at 100.00 Baa1 2,875,841
220 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2017A, 5.000%, 12/15/30
12/27 at 100.00 A+ 237,468
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
2,000 4.000%, 4/01/40 4/30 at 100.00 A+ 1,967,560
3,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2023A, 5.000%, 10/15/48
10/32 at 100.00 A+ 3,210,360
1,680 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 1,535,352
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37 (4)
7/27 at 100.00 D 850,000

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,035 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 8.000%, 12/15/41
7/23 at 100.00 N/R $ 1,036,904
Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017:
2,835 0.000%, 10/01/31 (5) No Opt. Call Baa1 2,960,693
2,040 5.250%, 10/01/46 10/33 at 100.00 Baa1 2,001,260
1,500 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
12/23 at 100.00 N/R 1,509,645
Total Education and Civic Organizations 57,886,440
Health Care - 14.0%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
715 5.000%, 12/01/34 12/29 at 100.00 BB 677,055
2,750 5.000%, 12/01/39 12/29 at 100.00 BB 2,423,465
390 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 A- 404,703
505 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 528,639
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A 3,064,320
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
950 5.750%, 7/01/25 No Opt. Call A2 970,910
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A 4,041,200
3,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45
6/28 at 100.00 A+ 3,061,290
300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A+ 271,245
2,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Christus
Health, Refunding Series 2019A, 5.000%, 7/01/48
1/29 at 100.00 A+ 2,040,800
1,610 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 A 1,633,892
200 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A 202,074
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
310 5.000%, 7/01/31 No Opt. Call BBB+ 339,534
1,000 5.000%, 7/01/32 7/31 at 100.00 BBB+ 1,097,820
Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital
Project, Refunding Series 2018A:
1,715 5.000%, 7/01/36 7/28 at 100.00 AA- 1,768,216
1,400 5.000%, 7/01/37 7/28 at 100.00 AA- 1,434,034
1,000 4.000%, 7/01/43 7/28 at 100.00 AA- 906,960
Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021:
1,305 4.000%, 3/01/38 - BAM Insured 3/31 at 100.00 AA 1,288,870
1,430 4.000%, 3/01/40 - BAM Insured 3/31 at 100.00 AA 1,396,796
1,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/39
2/31 at 100.00 A- 932,880
1,085 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, Terrebonne General Medical Center, Refunding Series 2013,
4.000%, 4/01/33
7/23 at 100.00 A 1,085,141
Total Health Care 29,569,844

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 1.3%
$ 1,855 Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds,
Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29
6/23 at 100.00 AA+ $ 1,856,818
1,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Provident
Group - HSC Properties Inc - LSU Health Foundation, New Orleans
Project, Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A
1/30 at 100.00 N/R 962,150
Total Housing/Multifamily 2,818,968
Housing/Single Family - 2.0%
1,720 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2020B, 3.500%, 6/01/50
6/29 at 101.21 Aaa 1,676,518
2,535 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 3.250%, 12/01/52
6/30 at 101.20 Aaa 2,441,611
Total Housing/Single Family 4,118,129
Industrials - 2.2%
835 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
7/23 at 100.00 BBB- 797,500
220 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 230,899
1,280 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A
11/29 at 100.00 N/R 1,134,451
95 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the
Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A
11/29 at 100.00 N/R 81,805
100 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 93,916
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany
Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 N/R 1,689,120
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 103,726
100 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 104,265
1,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (4)
No Opt. Call N/R 10
205 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 220,428
250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
7/23 at 100.00 BBB 235,775
Total Industrials 4,691,895
Long-Term Care - 1.1%
2,800 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, The Glen Retirement System
Project, Series 2019A, 5.000%, 1/01/49
1/26 at 103.00 N/R 1,922,760
400 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37
11/24 at 100.00 N/R 372,360
Total Long-Term Care 2,295,120
Materials - 0.9%
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 1,902,480
Total Materials 1,902,480

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 8.0%
Calcasieu Parish School District 23, Louisiana, General
Obligation Bonds, Public School Improvement Series
2019:
$ 1,055 4.000%, 9/01/37 - BAM Insured 9/29 at 100.00 AA $ 1,050,495
1,600 4.000%, 9/01/38 - BAM Insured 9/29 at 100.00 AA 1,573,584
Cameron Parish School District 15, Louisiana, General
Obligation Bonds, Series 2021:
265 4.000%, 10/01/37 10/30 at 100.00 BBB 257,320
350 4.000%, 10/01/39 10/30 at 100.00 BBB 329,553
425 4.000%, 10/01/40 10/30 at 100.00 BBB 396,899
Livingston Parish School District 1, Louisiana, General
Obligation Bonds, Series 2021:
1,050 4.000%, 5/01/38 - BAM Insured 5/31 at 100.00 AA 1,037,221
545 4.000%, 5/01/39 - BAM Insured 5/31 at 100.00 AA 535,419
1,000 4.000%, 5/01/41 - BAM Insured 5/31 at 100.00 AA 979,220
980 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/41 3/31 at 100.00 Aa2 1,081,842
3,130 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021, 4.000%, 10/01/37
10/31 at 100.00 A+ 3,102,206
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
1,720 5.000%, 12/01/37 12/30 at 100.00 A+ 1,848,140
2,000 5.000%, 12/01/46 12/30 at 100.00 A+ 2,100,100
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
125 5.000%, 12/01/27 12/25 at 100.00 A+ 130,060
525 5.000%, 12/01/29 12/25 at 100.00 A+ 545,102
1,835 New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2022, 5.250%, 12/01/38
12/32 at 100.00 A+ 2,017,913
Total Tax Obligation/General 16,985,074
Tax Obligation/Limited - 9.5%
170 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 4.000%, 11/15/39
11/25 at 100.00 BB 150,277
3,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 AA 3,117,420
Jefferson Sales Tax District, Jefferson Parish, Louisiana,
Special Sales Tax Revenue Bonds, Series 2019B:
2,000 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 AA 1,964,860
3,000 4.000%, 12/01/39 - AGM Insured 12/29 at 100.00 AA 2,932,710
2,000 4.000%, 12/01/42 - AGM Insured 12/29 at 100.00 AA 1,948,300
1,000 Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022, 4.250%,
6/01/51, 144A
6/32 at 100.00 N/R 824,950
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022, 5.500%, 6/01/52
6/32 at 100.00 N/R 999,960
505 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2016A, 5.000%, 6/01/26
No Opt. Call A1 530,593
1,435 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Bossier City Projects, Series
2015, 5.000%, 6/01/30
6/25 at 100.00 AA 1,478,036
675 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2 675,034
Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series
2021:
1,435 4.000%, 10/01/38 10/30 at 100.00 A+ 1,415,312
1,490 4.000%, 10/01/39 10/30 at 100.00 A+ 1,456,907
365 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%,
12/01/27, 144A
No Opt. Call N/R 325,069
344 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 N/R 92,963

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Saint Charles Parish School Board, Louisiana, Sales & Use
Tax Bonds, Series 2019:
$ 750 4.000%, 8/01/37 8/29 at 100.00 AA $ 755,250
680 4.000%, 8/01/39 8/29 at 100.00 AA 669,827
1,000 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 738,030
108 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R 92,495
Total Tax Obligation/Limited 20,167,993
Transportation - 10.2%
1,345 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 1,345,672
785 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 781,413
805 Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds,
Refunding Series 2013, 5.000%, 11/01/23 - AGM Insured
No Opt. Call AA 810,120
1,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 - AGM Insured
11/25 at 100.00 AA 1,022,280
2,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Series 2013B, 5.000%, 1/01/34, (AMT)
1/24 at 100.00 AA 2,012,300
1,295 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 1,296,256
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Gilf Opportunity Zone Project, Refunding
Series 2019:
200 4.000%, 1/01/37 1/29 at 100.00 A 200,558
1,000 4.000%, 1/01/38 1/29 at 100.00 A 993,500
1,015 4.000%, 1/01/39 1/29 at 100.00 A 1,001,511
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/35, (AMT)
1/25 at 100.00 A 2,027,080
New Orleans Aviation Board, Louisiana, Special Facility
Revenue Bonds, Parking Facilities Corporation
Consolidated Garage System, Series 2018A:
1,300 5.000%, 10/01/43 - AGM Insured 10/28 at 100.00 AA 1,360,489
2,000 5.000%, 10/01/48 - AGM Insured 10/28 at 100.00 AA 2,079,380
840 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 Baa2 818,143
2,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 - AGM Insured,
(AMT)
4/28 at 100.00 AA 2,804,340
2,000 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020 D (Non-AMT) and Series 2020E (AMT),
5.000%, 4/01/50
4/30 at 100.00 A 2,068,060
1,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 983,960
Total Transportation 21,605,062
U.S. Guaranteed - 5.2% (6)
1,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 AA- 1,029,470
Louisiana Local Government Environmental Facilities and
Community Development Authority Revenue Bonds,
LCTCS Act 360 Project, Series 2014:
2,000 5.000%, 10/01/35, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,040,740
2,000 5.000%, 10/01/37, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,040,740

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
$ 1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39,
(Pre-refunded 2/01/24)
2/24 at 100.00 A+ $ 1,515,855
1,575 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/41, (Pre-refunded 11/01/25)
11/25 at 100.00 N/R 1,640,284
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
25 5.750%, 7/01/25, (ETM) No Opt. Call A2 26,298
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
355 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 N/R 379,356
800 Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/31, (Pre-refunded 9/01/24)
- AGM Insured
9/24 at 100.00 AA 815,160
1,315 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/40, (Pre-refunded 6/01/25)
6/25 at 100.00 A 1,362,682
200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 A- 204,952
Total U.S. Guaranteed 11,055,537
Utilities - 9.1%
1,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 AA- 1,607,025
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 1,004,320
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Louisiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A 814,220
4,750 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
7/23 at 100.00 A3 4,547,222
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B:
1,085 5.000%, 6/01/45 6/30 at 100.00 A 1,137,254
1,000 4.000%, 6/01/50 6/30 at 100.00 A 891,350
2,130 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23 (4)
No Opt. Call N/R 21
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 10
1,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB- 963,110
310 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 3
Pineville, Louisiana, Utility Revenue Bonds, Series 2022:
1,505 4.000%, 5/01/42 - BAM Insured 5/32 at 100.00 AA 1,473,561
1,000 4.000%, 5/01/47 - BAM Insured 5/32 at 100.00 AA 969,140
365 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 AA 330,591
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2020B, 3.000%, 12/01/50
12/30 at 100.00 A- 1,085,715
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A
Refunding, 5.000%, 12/01/32 - BAM Insured
12/28 at 100.00 AA 1,599,345
2,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B,
5.000%, 12/01/41 - BAM Insured
12/26 at 100.00 AA 2,053,660
295 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/38 - BAM Insured
12/31 at 100.00 AA 291,478

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
7/23 at 100.00 CC $ 465,335
Total Utilities 19,233,360
Total Municipal Bonds
(cost $215,145,189) 198,705,952
Shares Description (1) Value
X 8,535,584 COMMON STOCKS - 4.0%
X 8,535,584
Independent Power and Renewable Electricity Producers - 4.0%
111,006 Energy Harbor Corp (7),(8) $ 8,535,584
Total Independent Power and Renewable Electricity Producers 8,535,584
Total Common Stocks
(cost $2,755,685) 8,535,584
Total Long-Term Investments
(cost $217,900,874) 207,241,536
Other Assets & Liabilities, Net - 2.1% 4,482,381
Net Assets - 100% $ 211,723,917
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality
Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A; and
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor,
Series 2005A. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor
Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.8%
X 531,337,045 MUNICIPAL BONDS - 97.8%
X 531,337,045
Education and Civic Organizations - 15.2%
$ 1,995 Appalachian State University, North Carolina, General Revenue Bonds,
Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44
5/28 at 100.00 A1 $ 2,102,670
3,415 Appalachian State University, North Carolina, General Revenue Bonds,
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 Aa3 3,243,567
2,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 AA- 2,090,080
Elizabeth City State University, North Carolina, General
Revenue Bonds, Series 2019:
620 5.000%, 4/01/26 - AGM Insured No Opt. Call AA 644,694
645 5.000%, 4/01/27 - AGM Insured No Opt. Call AA 681,965
425 5.000%, 4/01/28 - AGM Insured No Opt. Call AA 453,887
465 5.000%, 4/01/29 - AGM Insured No Opt. Call AA 503,149
745 5.000%, 4/01/30 - AGM Insured 4/29 at 100.00 AA 806,895
1,500 5.000%, 4/01/40 - AGM Insured 4/29 at 100.00 AA 1,576,095
4,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 AA- 4,606,695
1,000 North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%,
10/01/33
10/31 at 100.00 Baa2 1,066,570
North Carolina Capital Facilities Financing Agency,
Educational Facilities Revenue Bond, Meredith College,
Refunding Series 2016:
800 4.000%, 6/01/33 6/26 at 100.00 BBB+ 801,904
685 4.000%, 6/01/34 6/26 at 100.00 BBB+ 686,343
5,000 North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2018, 5.000%,
6/01/38
6/26 at 100.00 BBB+ 5,125,800
7,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 AA 7,913,325
North Carolina Central University, General Revenue Bonds,
Refunding Series 2016:
3,140 5.000%, 10/01/26 4/26 at 100.00 A3 3,248,079
3,215 5.000%, 10/01/27 4/26 at 100.00 A3 3,341,188
1,035 North Carolina Central University, General Revenue Bonds, Series 2019,
5.000%, 4/01/38
4/29 at 100.00 A3 1,080,674
960 University of North Carolina at Chapel Hill, General Revenue Bonds, Series
2021B, 5.000%, 12/01/38
12/31 at 100.00 AAA 1,082,400
5,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017, 5.000%, 6/01/42
6/26 at 100.00 A2 5,097,050
University of North Carolina, Charlotte, General Revenue
Bonds, Refunding Series 2017A:
230 5.000%, 10/01/31 10/27 at 100.00 Aa3 248,225
4,415 4.000%, 10/01/40 10/27 at 100.00 Aa3 4,394,956
University of North Carolina, Charlotte, General Revenue
Bonds, Series 2017:
2,165 5.000%, 10/01/42 10/27 at 100.00 Aa3 2,276,606
6,600 5.000%, 10/01/47 10/27 at 100.00 Aa3 6,902,808
University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017:
1,000 5.000%, 4/01/30 4/28 at 100.00 Aa3 1,095,610
835 5.000%, 4/01/31 4/28 at 100.00 Aa3 914,342
1,085 University of North Carolina, Greensboro, General Revenue Bonds, Series
2014, 5.000%, 4/01/32
4/24 at 100.00 Aa3 1,096,892
6,000 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 Aa3 6,388,200
595 University of North Carolina, Wilmington, General Revenue Bonds,
Refunding Series 2019B, 4.000%, 10/01/36
10/29 at 100.00 Aa3 606,275

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 750 University of North Carolina, Wilmington, General Revenue Bonds, Series
2021, 4.000%, 10/01/41
10/29 at 100.00 Aa3 $ 749,970
4,500 Western Carolina University, North Carolina, General Revenue Bonds,
Series 2018, 5.000%, 10/01/43
4/28 at 100.00 Aa3 4,750,200
Western Carolina University, North Carolina, General
Revenue Bonds, Series 2020B:
6,000 4.000%, 4/01/45 4/30 at 100.00 Aa3 6,002,520
1,000 4.000%, 4/01/50 4/30 at 100.00 Aa3 976,000
Total Education and Civic Organizations 82,555,634
Health Care - 9.8%
Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Refunding Series 2016A:
2,000 5.000%, 1/15/25 No Opt. Call AA 2,049,860
3,000 5.000%, 1/15/36 1/26 at 100.00 AA 3,114,990
1,685 5.000%, 1/15/40 1/26 at 100.00 AA 1,723,721
4,735 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 AA- 4,485,181
555 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Refunding Series 2016A, 5.000%,
6/01/28
No Opt. Call AA 607,442
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Novant Health Obligated Group,
Series 2019A:
12,660 4.000%, 11/01/49 11/29 at 100.00 AA- 12,317,674
7,245 4.000%, 11/01/52 11/29 at 100.00 AA- 6,982,296
2,950 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 AA- 2,989,678
5,860 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A+ 5,904,829
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
7/23 at 100.00 AA 1,995,060
North Carolina Medical Care Commission, Health Care
Facilities Revenues Bonds, Wake Forest Baptist Obligated
Group, Series 2019A:
1,000 5.000%, 12/01/31 12/28 at 100.00 AA 1,082,470
1,000 5.000%, 12/01/33 12/28 at 100.00 AA 1,080,270
8,070 University of North Carolina, Chapel Hill, North Carolina, Hospital Revenue
Bonds, System Series 2019, 5.000%, 2/01/49
No Opt. Call AA 8,983,121
Total Health Care 53,316,592
Long-Term Care - 1.2%
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
280 4.000%, 3/01/29 3/28 at 103.00 N/R 261,226
285 4.000%, 3/01/30 3/28 at 103.00 N/R 262,362
295 4.000%, 3/01/31 3/28 at 103.00 N/R 269,114
550 4.000%, 3/01/41 3/28 at 103.00 N/R 424,292
2,970 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, EveryAge, Series 2021A, 4.000%, 9/01/47
9/28 at 103.00 BBB- 2,313,957
1,105 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%,
7/01/44
7/26 at 103.00 N/R 959,460
950 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 BBB- 764,237

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
North Carolina Medical Care Commission, Retirement
Facilities First Mortgage Revenue Bonds, United
Methodist Retirement Homes, Refunding Series 2016A:
$ 550 5.000%, 10/01/30 10/26 at 100.00 BBB $ 553,817
225 5.000%, 10/01/31 10/26 at 100.00 BBB 226,217
725 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 N/R 667,392
Total Long-Term Care 6,702,074
Materials - 0.3%
1,775 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB 1,685,291
Total Materials 1,685,291
Tax Obligation/General - 9.2%
Asheville, North Carolina, General Obligation Bonds,
Refunding Series 2023:
500 5.000%, 6/01/35 6/33 at 100.00 AAA 593,105
500 4.000%, 6/01/39 6/33 at 100.00 AAA 516,830
Charlotte, North Carolina, General Obligation Bonds,
Refunding Series 2016A:
1,250 5.000%, 7/01/30 7/26 at 100.00 AAA 1,327,487
1,750 4.000%, 7/01/36 7/26 at 100.00 AAA 1,775,690
Davidson County, North Carolina, General Obligation
Bonds, Limited Obligation Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 Aa2 1,054,790
1,795 5.000%, 6/01/30 6/26 at 100.00 Aa2 1,895,466
300 Davidson County, North Carolina, General Obligation Bonds, Refunding
Series 2016, 5.000%, 6/01/25
No Opt. Call Aa1 311,055
1,000 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2017B, 5.000%, 5/01/26
No Opt. Call AAA 1,056,950
2,160 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2022A, 5.000%, 3/01/31
No Opt. Call AAA 2,516,854
2,285 Guilford County, North Carolina, General Obligation Bonds, Refunding
Series 2017, 5.000%, 3/01/27
No Opt. Call AAA 2,458,340
Holly Springs, North Carolina, Limited Obligation Bonds,
Series 2021:
715 5.000%, 4/01/29 No Opt. Call AA+ 800,507
965 5.000%, 4/01/31 No Opt. Call AA+ 1,114,922
450 5.000%, 4/01/32 4/31 at 100.00 AA+ 517,784
500 4.000%, 4/01/34 4/31 at 100.00 AA+ 532,770
2,500 North Carolina State, General Obligation Bonds, Connect NC Public
Improvement Series 2020A, 5.000%, 6/01/30
No Opt. Call AAA 2,876,075
4,000 North Carolina State, General Obligation Bonds, Refunding Series 2014A,
5.000%, 6/01/23
No Opt. Call AAA 4,000,000
11,570 North Carolina State, General Obligation Bonds, Series 2015A, 5.000%,
6/01/24
No Opt. Call AAA 11,771,665
1,260 Sampson County Water & Sewer District II, North Carolina, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A1 1,290,656
5,000 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 AAA 5,738,150
500 Wake County, North Carolina, Limited Obligation Bonds, Refunding Series
2016A, 5.000%, 12/01/35
12/26 at 100.00 AA+ 527,190
2,045 Wake County, North Carolina, Limited Obligation Bonds, Series 2018A,
5.000%, 8/01/36
8/28 at 100.00 AA+ 2,211,504
Wake County, North Carolina, Limited Obligation Bonds,
Series 2019:
2,000 5.000%, 9/01/30 9/29 at 100.00 AA+ 2,252,820
2,000 5.000%, 9/01/36 9/29 at 100.00 AA+ 2,200,780

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Winston-Salem, North Carolina, General Obligation Bonds,
Refunding Series 2020D:
$ 250 5.000%, 6/01/29 No Opt. Call AAA $ 281,893
290 5.000%, 6/01/31 No Opt. Call AAA 338,885
Total Tax Obligation/General 49,962,168
Tax Obligation/Limited - 20.6%
Asheville, North Carolina, Special Obligation Bonds, Series
2021:
650 5.000%, 4/01/30 No Opt. Call AA 738,946
655 5.000%, 4/01/31 No Opt. Call AA 756,263
Buncombe County, North Carolina, Limited Obligation
Bonds, Series 2015:
1,250 5.000%, 6/01/33 6/25 at 100.00 AA+ 1,294,300
2,375 5.000%, 6/01/34 6/25 at 100.00 AA+ 2,458,932
1,375 5.000%, 6/01/35 6/25 at 100.00 AA+ 1,420,444
Burke County, North Carolina, Limited Obligation Bonds,
Series 2018:
400 5.000%, 4/01/29 4/27 at 100.00 Aa3 430,764
100 5.000%, 4/01/31 4/27 at 100.00 Aa3 107,452
Cabarrus County, North Carolina, Limited Obligation
Installment Financing Contract Bonds, Refunding Series
2022A:
1,000 5.000%, 6/01/29 No Opt. Call Aa1 1,123,440
4,675 5.000%, 6/01/40 6/32 at 100.00 Aa1 5,241,236
Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A:
1,010 5.000%, 6/01/40 6/29 at 100.00 AA+ 1,085,982
3,500 5.000%, 6/01/44 6/29 at 100.00 AA+ 3,733,940
990 Charlotte, North Carolina, Certificates of Participation, Government
Facilities & Equipment, Series 2021B, 5.000%, 12/01/29
No Opt. Call AA+ 1,122,175
Charlotte, North Carolina, Certificates of Participation,
Refunding Cultural Arts Facilities Series 2019B:
4,080 5.000%, 6/01/35 6/29 at 100.00 AA+ 4,518,519
1,930 5.000%, 6/01/37 6/29 at 100.00 AA+ 2,108,988
2,505 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 AAA 2,546,658
Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Series 2020:
710 5.000%, 12/01/30 No Opt. Call AAA 822,272
520 5.000%, 12/01/31 12/30 at 100.00 AAA 601,250
800 5.000%, 12/01/32 12/30 at 100.00 AAA 924,192
625 4.000%, 12/01/34 12/30 at 100.00 AAA 663,950
Chatham County, North Carolina, Limited Obligation Bonds,
Series 2021A:
275 5.000%, 11/01/31 No Opt. Call AA+ 320,427
325 5.000%, 11/01/33 11/31 at 100.00 AA+ 376,321
575 5.000%, 11/01/34 11/31 at 100.00 AA+ 662,124
Davidson County, North Carolina, Limited Obligation Bonds,
Series 2020:
500 4.000%, 6/01/38 6/30 at 100.00 Aa2 505,810
500 4.000%, 6/01/39 6/30 at 100.00 Aa2 502,240
Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016:
1,475 5.000%, 4/01/32 4/26 at 100.00 A+ 1,552,762
1,000 5.000%, 4/01/34 4/26 at 100.00 A+ 1,052,110
1,265 Durham Capital Financing Corporation, Durham County, North Carolina,
Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 AA+ 1,347,111
Henderson County, North Carolina, Limited Obligation
Bonds, Series 2021:
200 4.000%, 6/01/32 6/31 at 100.00 AA 213,642
420 4.000%, 6/01/33 6/31 at 100.00 AA 446,750

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 84 Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series
2013, 7.750%, 2/01/24
7/23 at 100.00 N/R $ 83,981
Hoke County, North Carolina, Limited General Obligation
Bonds, Series 2021:
495 5.000%, 6/01/29 No Opt. Call Aa3 553,202
695 5.000%, 6/01/30 No Opt. Call Aa3 787,671
400 5.000%, 6/01/31 No Opt. Call Aa3 460,272
Johnston County Finance Corporation, North Carolina,
Limited Obligation Bonds, Series 2020A:
800 5.000%, 4/01/32 4/30 at 100.00 AA 906,024
555 5.000%, 4/01/33 4/30 at 100.00 AA 628,094
Moore County, North Carolina, Limited Obligation Bonds,
Series 2021:
480 5.000%, 6/01/31 No Opt. Call AA 555,667
775 4.000%, 6/01/33 6/31 at 100.00 AA 824,360
Mooresville, North Carolina, Limited Obligation Bonds,
Series 2020A:
220 4.000%, 10/01/30 No Opt. Call Aa1 236,918
125 4.000%, 10/01/32 10/30 at 100.00 Aa1 133,617
150 4.000%, 10/01/33 10/30 at 100.00 Aa1 159,092
Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015:
240 4.375%, 3/01/25, 144A No Opt. Call N/R 235,474
1,600 5.375%, 3/01/40, 144A 3/25 at 100.00 N/R 1,470,352
Nags Head, North Carolina, Limited Obligation Bonds,
Series 2023:
660 5.000%, 6/01/37 6/33 at 100.00 Aa2 755,872
920 5.000%, 6/01/39 6/33 at 100.00 Aa2 1,043,363
930 5.000%, 6/01/41 6/33 at 100.00 Aa2 1,043,599
935 5.000%, 6/01/42 6/33 at 100.00 Aa2 1,044,965
3,620 New Hanover County, North Carolina, Limited Obligation Bonds, New
Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/29
No Opt. Call AA+ 4,078,907
4,500 North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series
2021, 5.000%, 3/01/31
No Opt. Call AA 5,172,030
North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B:
4,395 5.000%, 5/01/29 5/27 at 100.00 AA+ 4,741,062
8,950 5.000%, 5/01/30 5/27 at 100.00 AA+ 9,646,042
2,500 North Carolina State, Limited Obligation Bonds, Series 2019A, 5.000%,
5/01/32
5/29 at 100.00 AA+ 2,798,975
2,165 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/32
5/30 at 100.00 AA+ 2,463,662
1,785 North Carolina State, Limited Obligation Bonds, Series 2022A, 5.000%,
5/01/32
No Opt. Call AA+ 2,094,126
500 Orange County, North Carolina, Limited Obligation Bonds, Series 2021A,
5.000%, 11/15/28
No Opt. Call AA+ 555,515
14,946 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 14,983,216
2,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 2,099,240
Raleigh, North Carolina, Limited Obligation Bonds, Series
2014A:
455 5.000%, 10/01/33 10/24 at 100.00 AA+ 464,550
750 5.000%, 10/01/34 10/24 at 100.00 AA+ 765,518
1,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016,
5.000%, 5/01/29
5/26 at 100.00 AA+ 1,048,290
985 Sampson Area Development Corporation, Sampson County, North
Carolina, Installment Payment Revenue Bonds, Refunding Series 2010,
5.250%, 6/01/24 - AGM Insured
No Opt. Call AA 993,520
2,445 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2015, 5.000%, 12/01/35
12/25 at 100.00 A1 2,547,446

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017:
$ 300 5.000%, 9/01/29 9/27 at 100.00 A1 $ 323,154
3,570 5.000%, 9/01/40 9/27 at 100.00 A1 3,740,003
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017:
500 5.000%, 12/01/30 12/27 at 100.00 A 530,325
250 5.000%, 12/01/33 12/27 at 100.00 A 264,123
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018:
660 5.000%, 12/01/33 12/28 at 100.00 A 715,044
690 5.000%, 12/01/35 12/28 at 100.00 A 741,722
1,000 Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series
2016, 5.000%, 6/01/30
6/26 at 100.00 AA+ 1,055,970
550 Winston-Salem, North Carolina, Limited Obligation Bonds, Series 2020A,
5.000%, 6/01/25
No Opt. Call AA+ 569,723
Total Tax Obligation/Limited 111,993,686
Transportation - 19.1%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2014A:
4,000 5.000%, 7/01/32 7/24 at 100.00 Aa3 4,063,200
5,000 5.000%, 7/01/33 7/24 at 100.00 Aa3 5,078,250
4,935 5.000%, 7/01/34 7/24 at 100.00 Aa3 5,008,433
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A:
1,925 5.000%, 7/01/42 7/27 at 100.00 Aa3 2,003,405
6,610 5.000%, 7/01/47 7/27 at 100.00 Aa3 6,844,193
North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500 5.000%, 12/31/37, (AMT) 6/25 at 100.00 BBB 1,503,090
11,170 5.000%, 6/30/54, (AMT) 6/25 at 100.00 BBB 10,745,763
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C:
865 0.000%, 7/01/27 7/26 at 96.08 BBB 721,817
880 0.000%, 7/01/29 7/26 at 87.76 BBB 676,579
175 0.000%, 7/01/32 7/26 at 75.72 BBB 116,006
1,500 0.000%, 7/01/34 7/26 at 68.37 BBB 896,835
2,905 0.000%, 7/01/35 7/26 at 64.91 BBB 1,643,707
3,735 0.000%, 7/01/38 7/26 at 55.68 BBB 1,792,539
3,995 0.000%, 7/01/39 7/26 at 52.96 BBB 1,815,208
2,385 0.000%, 7/01/40 7/26 at 50.36 BBB 1,016,749
1,200 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 BBB 1,213,992
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Capital Appreciation Series 2019:
5,150 0.000%, 1/01/42 1/30 at 68.97 AA+ 2,212,337
15,500 0.000%, 1/01/47 1/30 at 58.00 AA+ 5,137,320
6,000 0.000%, 1/01/48 1/30 at 55.97 AA+ 1,887,480
3,600 0.000%, 1/01/49 1/30 at 54.10 AA+ 1,075,320
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,000 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 AA 1,062,530
1,415 5.000%, 1/01/39 - AGM Insured 1/27 at 100.00 AA 1,459,516
4,625 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018A, 4.000%, 1/01/33
1/28 at 100.00 AA+ 4,751,586

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Senior Lien Series 2009B:
$ 70 0.000%, 1/01/34 - AGC Insured No Opt. Call AA $ 46,033
3,760 0.000%, 1/01/35 - AGC Insured No Opt. Call AA 2,354,324
21,205 0.000%, 1/01/36 - AGC Insured No Opt. Call AA 12,523,885
20,150 0.000%, 1/01/37 - AGC Insured No Opt. Call AA 11,182,645
15,615 0.000%, 1/01/38 - AGC Insured No Opt. Call AA 8,115,584
4,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 - AGM Insured
1/30 at 100.00 AA 4,124,240
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A:
1,225 5.000%, 5/01/29 5/25 at 100.00 Aa3 1,270,006
300 5.000%, 5/01/30 5/25 at 100.00 Aa3 310,596
790 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/36, (AMT)
5/30 at 100.00 Aa3 843,586
Total Transportation 103,496,754
U.S. Guaranteed - 4.1% (4)
1,215 Cape Fear Public Utility Authority, North Carolina, Water & Sewer System
Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40, (Pre-
refunded 6/01/24)
6/24 at 100.00 AA+ 1,235,461
Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017:
400 4.000%, 12/01/38, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 414,432
1,700 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 1,817,470
2,535 Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded
4/01/28)
4/28 at 100.00 AA+ 2,788,982
1,000 High Point, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2014, 5.000%, 11/01/39, (Pre-refunded 11/01/24)
11/24 at 100.00 AAA 1,023,900
New Hanover County, North Carolina, Hospital Revenue
Bonds, New Hanover Regional Medical Center, Series
2017:
2,895 5.000%, 10/01/35, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,144,433
2,990 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,247,618
960 5.000%, 10/01/47, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 1,042,714
2,420 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 Aa1 2,521,785
310 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/26, (ETM)
No Opt. Call N/R 330,410
2,735 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R 2,747,991
1,975 University of North Carolina, Charlotte, General Revenue Bonds, Series
2014, 5.000%, 4/01/31, (Pre-refunded 4/01/24)
4/24 at 100.00 Aa3 2,002,314
Total U.S. Guaranteed 22,317,510
Utilities - 18.3%
800 Brunswick County, North Carolina, Enterprise System Revenue Bonds,
Series 2020, 5.000%, 4/01/32
4/30 at 100.00 Aa2 906,024
Cape Fear Public Utility Authority, North Carolina,  Water
and Sewer System Revenue Bonds, Refunding Series
2019A:
1,895 4.000%, 8/01/38 8/29 at 100.00 AA+ 1,927,120
6,615 4.000%, 8/01/44 8/29 at 100.00 AA+ 6,535,422
410 Cary, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2020B, 5.000%, 12/01/29
No Opt. Call AAA 467,359
940 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/32
7/25 at 100.00 AAA 979,668
500 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 AAA 532,335

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 15,000 Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series
2022A, 5.000%, 7/01/45
7/32 at 100.00 AAA $ 16,726,500
1,900 Clayton, North Carolina, Water and Sewer System Revenue Bonds, Series
2022, 5.000%, 8/01/45
8/32 at 100.00 AA- 2,089,088
1,000 Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding
Series 2016, 5.000%, 12/01/33
6/26 at 100.00 AA+ 1,051,720
Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Refunding Series 2017B:
1,000 5.000%, 12/01/27 No Opt. Call AAA 1,091,810
2,535 5.000%, 12/01/28 12/27 at 100.00 AAA 2,770,501
5,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 AAA 4,932,850
13,060 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2022, 5.250%, 6/01/47
6/32 at 100.00 AAA 14,716,008
Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Refunding Series
2021A:
550 5.000%, 5/01/30 No Opt. Call Aa1 628,023
410 4.000%, 5/01/32 5/31 at 100.00 Aa1 440,426
Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022:
330 4.000%, 12/01/41 12/32 at 100.00 Aa1 330,294
325 4.000%, 12/01/42 12/32 at 100.00 Aa1 324,584
300 4.125%, 12/01/43 12/32 at 100.00 Aa1 300,576
330 4.125%, 12/01/44 12/32 at 100.00 Aa1 329,525
725 5.000%, 12/01/46 12/32 at 100.00 Aa1 800,849
3,330 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2016, 4.000%, 4/01/46
4/26 at 100.00 Aa1 3,259,271
4,950 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2019, 5.000%, 8/01/44
8/29 at 100.00 Aa1 5,322,636
600 Jacksonville City, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2016, 5.250%, 5/01/29
No Opt. Call Aa3 678,240
215 Lincoln County, North Carolina, Enterprise Systems Revenue Bonds, Series
2020, 5.000%, 8/01/31
8/30 at 100.00 AA 245,055
1,750 Metropolitan Sewerage District of Buncombe County, North Carolina,
Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39
7/24 at 100.00 Aaa 1,771,105
1,430 Monroe, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2017, 5.000%, 3/01/43
3/27 at 100.00 A+ 1,487,786
North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2016A:
3,065 5.000%, 1/01/29 7/26 at 100.00 A 3,195,171
740 5.000%, 1/01/30 7/26 at 100.00 A 771,228
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2015:
3,185 5.000%, 6/01/34 6/25 at 100.00 AA 3,303,195
3,345 5.000%, 6/01/35 6/25 at 100.00 AA 3,462,109
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2017:
1,215 5.000%, 6/01/27 No Opt. Call AA 1,300,111
1,335 5.000%, 6/01/28 6/27 at 100.00 AA 1,431,106
1,000 5.000%, 6/01/33 6/27 at 100.00 AA 1,072,670
Onslow County, North Carolina, Combined Enterprise
System Revenue Bonds, Refunding Series 2016:
600 5.000%, 12/01/25 No Opt. Call Aa3 626,340
940 5.000%, 12/01/28 12/26 at 100.00 Aa3 1,000,762
2,805 Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding
Series 2019, 4.000%, 6/01/45
6/29 at 100.00 Aa3 2,721,663
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015:
1,020 5.000%, 6/01/31 12/25 at 100.00 AA+ 1,065,543
500 5.000%, 6/01/32 12/25 at 100.00 AA+ 522,130

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2017:
$ 400 5.000%, 6/01/24 No Opt. Call AA+ $ 406,816
400 5.000%, 6/01/28 6/27 at 100.00 AA+ 431,920
1,400 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 AA+ 1,379,420
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Refunding Series 2016A:
2,800 5.000%, 6/01/26 No Opt. Call AAA 2,964,920
365 5.000%, 6/01/29 6/26 at 100.00 AAA 387,360
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Series 2022:
650 5.000%, 6/01/28 No Opt. Call AAA 718,731
500 5.000%, 6/01/29 No Opt. Call AAA 564,670
525 5.000%, 6/01/30 No Opt. Call AAA 603,976
680 4.000%, 6/01/34 6/32 at 100.00 AAA 732,720
Total Utilities 99,307,336
Total Long-Term Investments (cost $537,761,276) 531,337,045
Other Assets & Liabilities, Net - 2.2% 12,218,347
Net Assets - 100% $ 543,555,392
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

May 31, 2023 Georgia Louisiana North Carolina
ASSETS
Long-term investments, at value
†
$ 179,215,479 $ 207,241,536 $ 531,337,045
Cash – – 2,290,738
Receivables:
Interest 2,688,821 3,027,901 7,470,783
Investments sold – 2,107,303 985,000
Shares sold 132,595 375,409 3,490,536
Other assets 9,764 17,973 80,614
Total assets 182,046,659 212,770,122 545,654,716
LIABILITIES
Cash overdraft 410,559 499,381 –
Payables:
Dividends 57,391 65,980 241,699
Interest 262 11 –
Shares redeemed 317,883 282,804 1,330,175
Accrued expenses:
Custodian fees 27,362 29,160 59,367
Management fees 78,131 91,179 227,442
Trustees fees 2,416 2,828 72,971
Professional fees 7,934 9,437 24,669
Shareholder reporting expenses 12,840 11,466 21,796
Shareholder servicing agent fees 31,610 19,208 77,423
12b-1 distribution and service fees 23,571 31,441 40,982
Other 10,858 3,310 2,800
Total liabilities 980,817 1,046,205 2,099,324
Net assets $ 181,065,842 $ 211,723,917 $ 543,555,392
NET ASSETS CONSIST OF:
Paid-in capital $ 202,193,322 $ 228,515,480 $ 594,456,374
Total distributable earnings (loss) (21,127,480) (16,791,563) (50,900,982)
Net assets 181,065,842 211,723,917 543,555,392
†
Long-term investments, cost $ 183,231,358 $ 217,900,874 $ 537,761,276
Georgia Louisiana North Carolina
CLASS A:
Net assets $ 121,565,425 $ 140,021,257 $ 201,018,306
Shares outstanding 12,592,858 13,449,587 20,217,406
Net asset value ("NAV") per share $ 9.65 $ 10.41 $ 9.94
Maximum sales charge 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.07 $ 10.87 $ 10.38
CLASS C:
Net assets $ 3,125,473 $ 8,585,581 $ 7,570,465
Shares outstanding 324,770 828,562 760,695
NAV and offering price per share $ 9.62 $ 10.36 $ 9.95
CLASS I:
Net assets $ 56,374,944 $ 63,117,079 $ 334,966,621
Shares outstanding 5,855,817 6,050,231 33,558,384
NAV and offering price per share $ 9.63 $ 10.43 $ 9.98
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended May 31, 2023 Georgia Louisiana North Carolina
INVESTMENT INCOME
Interest $ 3,459,873 $ 7,754,764 $ 17,522,270
Total investment income 3,459,873 7,754,764 17,522,270
EXPENSES
– – –
Management fees 944,422 1,086,605 2,781,862
12b-1 service fees - Class A 251,153 291,324 408,658
12b-1 distribution and service fees - Class C 38,979 100,592 94,286
Shareholder servicing agent fees 112,849 72,539 272,723
Interest expense 12,396 9,561 169,279
Trustees fees 6,970 8,137 20,538
Custodian expenses, net 29,000 33,558 74,740
Federal and state registration fees 4,164 4,056 5,107
Professional fees 62,822 67,934 105,043
Shareholder reporting expenses 24,327 20,280 38,678
Other 5,932 6,852 12,268
Total expenses 1,493,014 1,701,438 3,983,182
Net investment income (loss) 1,966,859 6,053,326 13,539,088
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (10,088,757) (2,125,661) (25,244,437)
Net realized gain (loss) (10,088,757) (2,125,661) (25,244,437)
Change in unrealized appreciation (depreciation) on:
Investments 5,042,722 (5,364,968) 3,449,696
Change in net unrealized appreciation (depreciation) 5,042,722 (5,364,968) 3,449,696
Net realized and unrealized gain (loss) (5,046,035) (7,490,629) (21,794,741)
Net increase (decrease) in net assets from operations $ (3,079,176) $ (1,437,303) $ (8,255,653)

Statement of Changes in Net Assets
See Notes to Financial Statements

Georgia Louisiana
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 1,966,859 $ 4,409,608 $ 6,053,326 $ 5,761,575
Net realized gain (loss) (10,088,757) (2,056,830) (2,125,661) (1,334,477)
Change in net unrealized appreciation (depreciation) 5,042,722 (20,853,250) (5,364,968) (18,826,465)
Net increase (decrease) in net assets from operations (3,079,176) (18,500,472) (1,437,303) (14,399,367)
DISTRIBUTIONS TO SHAREHOLDERS
(1)
Dividends:
Class A (3,079,497) (2,745,773) (3,893,443) (3,705,606)
Class C (63,232) (61,750) (188,990) (180,612)
Class I (1,536,233) (1,539,063) (1,753,446) (1,534,439)
Decrease in net assets from distributions to shareholders (4,678,962) (4,346,586) (5,835,879) (5,420,657)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 111,540,677 95,952,643 41,830,615 59,601,354
Proceeds from shares issued to shareholders due to reinvestment of distributions 4,015,416 3,572,486 4,965,616 4,501,999
115,556,093 99,525,129 46,796,231 64,103,353
Cost of shares redeemed (119,688,183) (104,274,688) (56,315,262) (50,538,545)
Net increase (decrease) in net assets from Fund share transactions (4,132,090) (4,749,559) (9,519,031) 13,564,808
Net increase (decrease) in net assets (11,890,228) (27,596,617) (16,792,213) (6,255,216)
Net assets at the beginning of period 192,956,070 220,552,687 228,516,130 234,771,346
Net assets at the end of period $ 181,065,842 $ 192,956,070 $ 211,723,917 $ 228,516,130

See Notes to Financial Statements

North Carolina
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 13,539,088 $ 13,346,296
Net realized gain (loss) (25,244,437) (11,003,506)
Change in net unrealized appreciation (depreciation) 3,449,696 (69,457,429)
Net increase (decrease) in net assets from operations (8,255,653) (67,114,639)
DISTRIBUTIONS TO SHAREHOLDERS
(1)
Dividends:
Class A (4,270,912) (3,982,255)
Class C (122,428) (108,346)
Class I (8,191,304) (8,881,416)
Decrease in net assets from distributions to shareholders (12,584,644) (12,972,017)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 308,795,305 251,578,675
Proceeds from shares issued to shareholders due to reinvestment of distributions 9,984,611 10,154,762
318,779,916 261,733,437
Cost of shares redeemed (379,431,659) (337,060,346)
Net increase (decrease) in net assets from Fund share transactions (60,651,743) (75,326,909)
Net increase (decrease) in net assets (81,492,040) (155,413,565)
Net assets at the beginning of period 625,047,432 780,460,997
Net assets at the end of period $ 543,555,392 $ 625,047,432
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds. During the year ended
May 31, 2022, there were no distributions from Class C2 Shares.

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Georgia
Class
A
5/31/23
$ 10.05 $ 0.10 $ (0.26) $ (0.16) $ (0.24) $ — $ (0.24) $ 9.65
5/31/22
11.22 0.22 (1.18) (0.96) (0.21) — (0.21) 10.05
5/31/21
10.92 0.24 0.30 0.54 (0.24) — (0.24) 11.22
5/31/20
10.81 0.27 0.10 0.37 (0.26) — (0.26) 10.92
5/31/19
10.53 0.28 0.29 0.57 (0.29) — (0.29) 10.81
Class
C
5/31/23
10.02 0.02 (0.26) (0.24) (0.16) — (0.16) 9.62
5/31/22
11.18 0.13 (1.17) (1.04) (0.12) — (0.12) 10.02
5/31/21
10.88 0.15 0.30 0.45 (0.15) — (0.15) 11.18
5/31/20
10.77 0.18 0.10 0.28 (0.17) — (0.17) 10.88
5/31/19
10.50 0.20 0.27 0.47 (0.20) — (0.20) 10.77
Class
I
5/31/23
10.02 0.12 (0.25) (0.13) (0.26) — (0.26) 9.63
5/31/22
11.19 0.24 (1.17) (0.93) (0.24) — (0.24) 10.02
5/31/21
10.89 0.26 0.30 0.56 (0.26) — (0.26) 11.19
5/31/20
10.78 0.29 0.10 0.39 (0.28) — (0.28) 10.89
5/31/19
10.50 0.30 0.28 0.58 (0.30) — (0.30) 10.78
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
(1.58) % $ 121,565 0.84% 0.83% 1.01% 40%
(8.66) 124,199 0.83 0.83 1.98 19
5.01 144,796 0.82 0.82 2.18 2
3.42 107,819 0.83 0.83 2.43 15
5.48 100,544 0.84 0.84 2.68 19
(2.39) 3,125 1.65 1.64 0.19 40
(9.35) 4,704 1.63 1.63 1.18 19
4.18 6,343 1.62 1.62 1.39 2
2.59 6,851 1.63 1.63 1.63 15
4.54 6,347 1.64 1.64 1.88 19
(1.29) 56,375 0.64 0.63 1.20 40
(8.48) 64,053 0.63 0.63 2.19 19
5.23 68,891 0.62 0.62 2.38 2
3.60 52,098 0.63 0.63 2.63 15
5.68 47,268 0.64 0.64 2.87 19

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Louisiana
Class
A
5/31/23
$ 10.75 $ 0.29 $ (0.35) $ (0.06) $ (0.28) $ — $ (0.28) $ 10.41
5/31/22
11.64 0.26 (0.90) (0.64) (0.25) — (0.25) 10.75
5/31/21
11.17 0.31 0.47 0.78 (0.31) — (0.31) 11.64
5/31/20
11.32 0.34 (0.14) 0.20 (0.35) — (0.35) 11.17
5/31/19
11.05 0.37 0.26 0.63 (0.36) — (0.36) 11.32
Class
C
5/31/23
10.70 0.21 (0.35) (0.14) (0.20) — (0.20) 10.36
5/31/22
11.58 0.17 (0.90) (0.73) (0.15) — (0.15) 10.70
5/31/21
11.11 0.22 0.47 0.69 (0.22) — (0.22) 11.58
5/31/20
11.26 0.25 (0.15) 0.10 (0.25) — (0.25) 11.11
5/31/19
11.00 0.28 0.25 0.53 (0.27) — (0.27) 11.26
Class
I
5/31/23
10.78 0.31 (0.36) (0.05) (0.30) — (0.30) 10.43
5/31/22
11.66 0.29 (0.90) (0.61) (0.27) — (0.27) 10.78
5/31/21
11.19 0.33 0.47 0.80 (0.33) — (0.33) 11.66
5/31/20
11.34 0.36 (0.14) 0.22 (0.37) — (0.37) 11.19
5/31/19
11.08 0.40 0.24 0.64 (0.38) — (0.38) 11.34
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 0 .53 ) % $ 140,021 0 .80% 0 .80% 2 .78% 12%
( 5 .61 ) 156,506 0 .79 0 .79 2 .31 18
7 .08 160,148 0 .80 0 .80 2 .70 8
1 .73 135,199 0 .82 0 .81 3 .00 8
5 .81 110,922 0 .85 0 .84 3 .39 14
( 1 .32 ) 8,586 1 .60 1 .60 1 .98 12
( 6 .34 ) 11,782 1 .59 1 .59 1 .51 18
6 .25 13,801 1 .60 1 .60 1 .90 8
0 .90 13,866 1 .62 1 .61 2 .20 8
4 .88 11,797 1 .65 1 .64 2 .58 14
( 0 .39 ) 63,117 0 .60 0 .60 2 .98 12
( 5 .31 ) 60,228 0 .59 0 .59 2 .51 18
7 .29 60,160 0 .60 0 .60 2 .89 8
1 .94 43,182 0 .62 0 .61 3 .20 8
5 .93 35,521 0 .65 0 .64 3 .58 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
North Carolina
Class
A
5/31/23
$ 10.26 $ 0.23 $ (0.34) $ (0.11) $ (0.21) $ — $ (0.21) $ 9.94
5/31/22
11.40 0.18 (1.14) (0.96) (0.18) — (0.18) 10.26
5/31/21
11.14 0.22 0.26 0.48 (0.22) — (0.22) 11.40
5/31/20
10.99 0.25 0.15 0.40 (0.25) — (0.25) 11.14
5/31/19
10.69 0.28 0.31 0.59 (0.29) — (0.29) 10.99
Class
C
5/31/23
10.28 0.15 (0.35) (0.20) (0.13) — (0.13) 9.95
5/31/22
11.41 0.09 (1.13) (1.04) (0.09) — (0.09) 10.28
5/31/21
11.15 0.13 0.26 0.39 (0.13) — (0.13) 11.41
5/31/20
11.00 0.16 0.15 0.31 (0.16) — (0.16) 11.15
5/31/19
10.69 0.19 0.32 0.51 (0.20) — (0.20) 11.00
Class
I
5/31/23
10.31 0.25 (0.35) (0.10) (0.23) — (0.23) 9.98
5/31/22
11.45 0.20 (1.14) (0.94) (0.20) — (0.20) 10.31
5/31/21
11.19 0.25 0.26 0.51 (0.25) — (0.25) 11.45
5/31/20
11.04 0.28 0.15 0.43 (0.28) — (0.28) 11.19
5/31/19
10.74 0.30 0.31 0.61 (0.31) — (0.31) 11.04
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 1 .06 ) % $ 201,018 0 .81% 0 .78% 2 .27% 23%
( 8 .56 ) 201,287 0 .77 0 .76 1 .62 18
4 .36 267,521 0 .77 0 .76 1 .96 10
3 .68 212,327 0 .80 0 .77 2 .28 7
5 .59 189,556 0 .82 0 .78 2 .59 24
( 1 .92 ) 7,570 1 .61 1 .58 1 .47 23
( 9 .20 ) 11,535 1 .57 1 .56 0 .83 18
3 .53 15,194 1 .57 1 .56 1 .18 10
2 .85 17,209 1 .60 1 .57 1 .48 7
4 .80 17,622 1 .62 1 .58 1 .79 24
( 0 .91 ) 334,967 0 .61 0 .58 2 .47 23
( 8 .32 ) 412,225 0 .57 0 .56 1 .83 18
4 .56 496,334 0 .57 0 .56 2 .16 10
3 .89 388,595 0 .60 0 .57 2 .48 7
5 .77 320,072 0 .62 0 .58 2 .80 24

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment
Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen
Louisiana Municipal Bond Fund (“Louisiana”) and Nuveen North Carolina Municipal Bond Fund (“North Carolina”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
 The end of the reporting period for the Funds is May 31, 2023, and the period covered by these Notes to Financial
Statements is the fiscal year ended May 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain
Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-
advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
Georgia
$ 7,135
Louisiana
8,593
North Carolina
7,496

Notes to Financial Statements
(continued)
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
 Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rule Issuance:
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
Georgia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 179,215,479 $ – $ 179,215,479
Total $ – $ 179,215,479 $ – $ 179,215,479
Louisiana
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 198,705,952 $ – $ 198,705,952
Common Stocks – 8,535,584 – 8,535,584
Total $ – $ 207,241,536 $ – $ 207,241,536
North Carolina
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 531,337,045 $ – $ 531,337,045
Total $ – $ 531,337,045 $ – $ 531,337,045

Notes to Financial Statements
(continued)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Georgia
$ — $ — $ —
Louisiana
— — —
North Carolina
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Georgia
$ — — %
Louisiana
— —
North Carolina
5,848,438 2.25

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases & Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives:
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable. Even though the Funds'
investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Georgia
$ — $ — $ —
Louisiana
— — —
North Carolina
— — —
Fund
Purchases Sales and Maturities
Georgia
$ 79,470,664 $ 73,341,410
Louisiana
26,178,736 36,280,209
North Carolina
128,466,745 192,016,477

Notes to Financial Statements
(continued)
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/23
Year Ended
5/31/22
Georgia Shares Amount Shares Amount
Subscriptions:
Class A 9,305,706 $89,016,146 7,210,007 $75,176,802
Class A - automatic conversion of Class C 8,759 85,777 — —
Class A - automatic conversion of Class C2
(1)
— — 46,535 522,593
Class C 36,271 356,101 38,330 396,865
Class I 2,286,604 22,082,653 1,842,037 19,856,383
Total subscriptions 11,637,340 111,540,677 9,136,909 95,952,643
Reinvestments of distributions:
Class A 276,816 2,674,870 213,621 2,318,155
Class C 6,217 59,850 5,336 57,759
Class I 132,937 1,280,696 110,875 1,196,572
Total reinvestments of distributions 415,970 4,015,416 329,832 3,572,486
Redemptions:
Class A (9,355,712) (89,465,291) (8,023,693) (84,075,344)
Class C (178,431) (1,721,447) (141,702) (1,552,766)
Class C - automatic conversion to Class A (8,786) (85,777) — —
Class C2 - automatic conversion to Class A
(1)
— — (46,703) (522,603)
Class I (2,954,083) (28,415,668) (1,720,340) (18,123,975)
Total redemptions (12,497,012) (119,688,183) (9,932,438) (104,274,688)
Net increase (decrease) (443,702) $(4,132,090) (465,697) $(4,749,559)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Year Ended
5/31/23
Year Ended
5/31/22
Louisiana Shares Amount Shares Amount
Subscriptions:
Class A 1,727,516 $17,983,675 3,001,852 $34,766,088
Class A - automatic conversion of Class C 1,116 11,643 — —
Class A - automatic conversion of Class C2
(1)
— — 56,975 664,327
Class C 38,663 401,507 168,273 1,943,075
Class I 2,245,027 23,433,790 1,950,067 22,227,864
Total subscriptions 4,012,322 41,830,615 5,177,167 59,601,354
Reinvestments of distributions:
Class A 311,584 3,240,948 269,632 3,074,792
Class C 17,541 181,610 14,628 166,124
Class I 147,966 1,543,058 110,472 1,261,083
Total reinvestments of distributions 477,091 4,965,616 394,732 4,501,999
Redemptions:
Class A (3,148,440) (32,743,661) (2,532,005) (28,567,958)
Class C (327,437) (3,399,864) (273,618) (3,078,973)
Class C - automatic conversion to Class A (1,122) (11,643) — —
Class C2 - automatic conversion to Class A
(1)
— — (57,225) (664,386)
Class I (1,932,197) (20,160,094) (1,628,568) (18,227,228)
Total redemptions (5,409,196) (56,315,262) (4,491,416) (50,538,545)
Net increase (decrease) (919,783) $(9,519,031) 1,080,483 $13,564,808
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/23
Year Ended
5/31/22
North Carolina Shares Amount Shares Amount
Subscriptions:
Class A 14,781,977 $145,800,022 9,471,398 $100,533,823
Class A - automatic conversion of Class C 29,375 296,682 — —
Class A - automatic conversion of Class C2
(1)
— — 123,860 1,414,480
Class C 64,147 633,726 159,622 1,790,351
Class I 16,253,502 162,064,875 13,491,064 147,840,021
Total subscriptions 31,129,001 308,795,305 23,245,944 251,578,675
Reinvestments of distributions:
Class A 389,716 3,878,729 326,797 3,614,948
Class C 11,259 112,135 8,650 95,815
Class I 600,112 5,993,747 581,729 6,443,999
Total reinvestments of distributions 1,001,087 9,984,611 917,176 10,154,762
Redemptions:
Class A (14,595,945) (143,276,536) (13,770,919) (146,605,610)
Class C (407,925) (4,064,950) (376,855) (4,147,444)
Class C - automatic conversion to Class A (29,345) (296,682) — —
Class C2 - automatic conversion to Class A
(1)
— — (123,864) (1,414,528)
Class I (23,292,539) (231,793,491) (17,419,583) (184,892,764)
Total redemptions (38,325,754) (379,431,659) (31,691,221) (337,060,346)
Net increase (decrease) (6,195,666) $(60,651,743) (7,528,101) $(75,326,909)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to paydowns, taxable market discount and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Georgia
$ 183,456,920 $ 1,583,454 $ (5,824,895) $ (4,241,441)
Louisiana
217,518,169 6,458,940 (16,735,573) (10,276,633)
North Carolina
539,651,389 10,531,328 (18,845,672) (8,314,344)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Georgia
$ 807,875 $ — $ — $ (4,241,441) $ (17,255,548) $ — $ (438,366) $ (21,127,480)
Louisiana
648,183 3,951 — (10,276,633) (6,662,636) — (504,428) (16,791,563)
North Carolina
1,583,660 — — (8,314,344) (42,996,435) — (1,173,863) (50,900,982)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2023 through May 31, 2023 and paid on June 1, 2023.
5/31/23 5/31/22
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Georgia
$ 4,678,756 $ 206 $ — $ 4,327,733 $ 18,853 $ —
Louisiana
5,821,119 14,760 — 5,420,516 141 —
North Carolina
12,579,769 4,875 — 12,966,859 5,158 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
Georgia
$ 5,119,849 $ 12,135,699 $ 17,255,548
Louisiana
3,540,332 3,122,304 6,662,636
North Carolina
16,407,222 26,589,213 42,996,435

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of May 31, 2023, the complex-level fee rate for each Fund was as follows:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
Average Daily Net Assets Georgia Louisiana North Carolina
For the first $125 million 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Georgia
0 .1597%
Louisiana
0 .1597%
North Carolina
0 .1597%

Notes to Financial Statements
(continued)
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Georgia
$ 8,205,367 $ 8,103,393 $ (1,063,481)
Louisiana
— — —
North Carolina
4,646,446 4,683,362 (732,387)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Georgia
$ 36,685 $ 34,684
Louisiana
84,929 81,203
North Carolina
72,822 70,613
Fund
Commission
Advances
(Unaudited)
Georgia
$ 24,864
Louisiana
60,057
North Carolina
58,510
Fund
12b-1 Fees
Retained
(Unaudited)
Georgia
$ 3,250
Louisiana
11,941
North Carolina
6,005
Fund
CDSC
Retained
(Unaudited)
Georgia
$ 5,120
Louisiana
10,922
North Carolina
3,469

8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Georgia
$ 4,500,000
Louisiana
2,933,460
North Carolina
22,000,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Georgia
20 $ 2,203,258 4.79%
Louisiana
27 1,479,975 4.55
North Carolina
23 11,391,304 3.95

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Georgia $ —
Louisiana —
North Carolina —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information:
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information:
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Georgia Municipal Bond Fund (the “Georgia Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31,
2022 and March 31, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter ended March 31, 2023. On the basis

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the
Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Louisiana Municipal Bond Fund (the “Louisiana Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one-year periods and first quartile for the three- and five-year periods ended December 31,
2022 and March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen North Carolina Municipal Bond Fund (the “North Carolina Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-
year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2023. The
Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter and one-year periods ended March 31, 2023. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Georgia Fund and the Louisiana Fund each had a net management fee that was higher than the respective peer average, but a net total expense ratio that was in line with the respective peer average; and (b) the North
Carolina Fund had a net management fee that was slightly higher than the peer average, but a net total expense ratio that was the same as the peer average.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021). The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
138
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
138
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
138

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
138
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
138
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
138
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
138

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
138
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
138
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
138
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Justin M. Pfaff
1981
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2023 Managing Director, Advisory Product, Nuveen (since 2016). Chartered Financial
Analyst.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director of Nuveen (since 2022); formerly, Vice President (2014-2022),
Chief Compliance Officer (2017-2022); Deputy Chief Compliance Officer (2014-
2017) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President (since 2022) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Senior Managing Director (2017-
2022); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since
2023) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly,
Senior Managing Director (2017-2023) and Associate General Counsel (2011-
2020); formerly, Vice President (2007-2021) and Secretary (2016-2021), of NWQ
Investment Management Company, LLC and Santa Barbara Asset Management,
LLC; Vice President and Secretary of Winslow Capital Management, LLC (since
2010); Executive Vice President (since 2023) and Secretary (since 2016) of Nuveen
Alternative Investments, LLC, formerly Senior Managing Director (2017-2023).
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Principal Financial Officer, Principal Accounting Officer
and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life Funds,
the TIAA Separate Account VA-1 and the Principal Financial Officer, Principal
Accounting Officer (since 2020) and Treasurer (since 2017) to the CREF Accounts;
has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since
2020); Vice President (since 2010) and Associate General Counsel (since 2019) of
Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-MS5-0523P 2956464-INV-Y-07/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended May 31, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Georgia Municipal Bond Fund	37,988	0	0	0
Nuveen Louisiana Municipal Bond Fund	37,988	0	0	0
Nuveen North Carolina Municipal Bond Fund	37,988	0	0	0

Total	$113,964	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Georgia Municipal Bond Fund	0%	0%	0%	0%
Nuveen Louisiana Municipal Bond Fund	0%	0%	0%	0%
Nuveen North Carolina Municipal Bond Fund	0%	0%	0%	0%

May 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Georgia Municipal Bond Fund	35,975	0	11	0
Nuveen Louisiana Municipal Bond Fund	35,975	0	12	0
Nuveen North Carolina Municipal Bond Fund	37,025	0	39	0

Total	$108,975	$0	$62	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Georgia Municipal Bond Fund	0%	0%	0%	0%
Nuveen Louisiana Municipal Bond Fund	0%	0%	0%	0%
Nuveen North Carolina Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust III	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust III	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2023	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Georgia Municipal Bond Fund	0	0	0	0
Nuveen Louisiana Municipal Bond Fund	0	0	0	0
Nuveen North Carolina Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended May 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Georgia Municipal Bond Fund	11	0	0	11
Nuveen Louisiana Municipal Bond Fund	12	0	0	12
Nuveen North Carolina Municipal Bond Fund	39	0	0	39

Total	$62	$0	$0	$62

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: August 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer
(principal executive officer)

Date: August 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: August 3, 2023